Vanguard Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	139,778,870	10,205,255

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	400,648,368	6,782,977

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	122,107,225	1,329,748

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	48,940,221	559,876
Total Investment Companies (Cost $14,311,080)		18,877,856
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $7,316)	73,144	7,316
Total Investments (100.2%) (Cost $14,318,396)		18,885,172
Other Assets and Liabilities-Net (-0.2%)		(31,978)
Net Assets (100%)		18,853,194

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2050 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds Realized					June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,188	NA1	NA1	1	—	114	—	7,316
Vanguard Total
Bond Market II
Index Fund	1,194,887	361,697	292,544	(5,047)	70,755	26,345	—	1,329,748
Vanguard Total
International
Bond Index Fund	489,291	91,915	47,193	(265)	26,128	13,110	—	559,876
Vanguard Total
International
Stock Index
Fund	6,041,281	962,539	91,345	—	(129,498)	150,618	—	6,782,977
Vanguard Total
Stock Market
Index Fund	9,070,996	1,145,500	123,651	72	112,338	125,173	—	10,205,255
Total	16,797,643	2,561,651	554,733	(5,239)	79,723	315,360	—	18,885,172
1 Not applicable—purchases and sales are for temporary cash investment purposes.